Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Information [Abstract]
Schedule of Non-Cash Investing and Financing Activities

Non-cash investing and financing activities:

	Year Ended December 31,
	2024	2023	2022
Reallocation of opening deficit to reserve	€-	€(1,028,578)	€(267,222)
Recognition of right-of-use assets from lease extension	€41,944	€-	€-
Recognition of right-of-use assets from lease addition	€-	€19,353	€109,506
Conversion from related party loan to capital contribution	€600,000	€-	€-
Derecognition of right-of-use assets	€-	€-	€34,777